Ropes & Gray LLP

1211 Avenue of the Americas

New York, NY 10036-8704

March 1, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549-1090

Re:	RS Investment Trust (Registration Nos. 033-16439 and 811-05159)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of RS Investment Trust (the “Trust”) is Post-Effective Amendment No. 79 to the Trust’s Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”), on Form N-1A.

The Amendment is being submitted in connection with the Trust’s annual update. Pursuant to the provisions of Rule 485(a)(1) under the Securities Act, it is intended that the Amendment become effective on May 1, 2010. This Amendment is marked to show changes effected in the Registration Statement by this Amendment.

No fees are required in connection with this filing. Please direct any questions concerning this filing to me at (212) 596-9677.

Regards,

/s/ DAVID J. MARCINKUS
David J. Marcinkus

Cc:	Mr. James O’Connor
Benjamin L. Douglas, Esq.
Timothy W. Diggins, Esq.